MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2016
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues
	Years Ended December 31,
	2014	2015	2016
	$	$	$
Company A	214,347	160,183	—
Company B	218,631	7,544	—